Staff Costs - Schedule of Compensation Related Costs (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Compensation Related Costs [Abstract]
Salaries, bonuses and staff welfare	$ 18,493	$ 15,490	$ 12,192
Pension scheme contributions (defined contribution schemes)	1,590	1,014	104
Employee benefits and share-based compensation	$ 20,083	$ 16,504	$ 12,296